Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
The Arena Group Holdings Inc [Member]
Commitments and Contingencies

19. Commitments and Contingencies

Claims and Litigation – From time to time, the Company may be subject to claims and litigation arising in the ordinary course of business. The Company is not currently a party to any pending or threatened legal proceedings that it believes would reasonably be expected to have a material adverse effect on the Company’s business, financial condition, results of operations or cash flows.

In connection with the Athlon working capital adjustment (as previously disclosed in Note 3), the Company prepared the working capital adjustment. The sellers are challenging the Company’s adjustments and both parties have agreed to a standstill and tolling agreement while the adjustments are being reviewed and discussed. The amount due from this challenge, if any, is not estimatable as of the issuance date of these condensed consolidated financial statements.

Royalty Fees – The Company guaranteed minimum annual royalties of $15,000 to ABG-SI, LLC. The initial term of the minimum guarantee will expire December 31, 2029.

28. Commitments and Contingencies

Claims and Litigation

From time to time, the Company may be subject to claims and litigation arising in the ordinary course of business. The Company is not currently a party to any pending or threatened legal proceedings that it believes would reasonably be expected to have a material adverse effect on the Company’s business, financial condition, results of operations or cash flows.

In connection with the Athlon working capital adjustment (as previously disclosed in Note 4), the Company prepared the working capital adjustment. The sellers are challenging the Company’s adjustments and both parties have agreed to a standstill and tolling agreement while the adjustments are being reviewed and discussed. The amount due from this challenge, if any, is not estimatable as of the issuance date of these consolidated financial statements.